Trade payables and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Trade payables and accrued liabilities
Schedule of trade payables and accrued liabilities

	December 31,	December 31,
	2020	2019
Trade payables	$1,001,773	$535,048
Due to related parties (Note 19)	280,432	212,562
Accrued liabilities	2,179,134	894,350
	$3,461,339	$1,641,960